LEASES - Statement of Income impact of leases (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LEASES
Financial interest	$ 111,349	$ 111,556	$ 118,600
Expenses depreciation	212,861	190,819	$ 211,910
Payments of penalties	11,168	2,108
Effect of changes in foreign exchange rate	416	250
Short-term leases	2,281	1,836
Leases for which the underlying asset is of low value	11,597	6,563
Variable payments	6,048	2,038
Interest expense on lease liabilities	12,161	10,455
Buildings
LEASES
Financial interest	107,002	109,062
Expenses depreciation	175,538	163,422
Payments of penalties	11,168	2,108
Effect of changes in foreign exchange rate	416	250
Short-term leases	872	961
Leases for which the underlying asset is of low value	208	249
Variable payments	6,048	2,038
Vehicles
LEASES
Financial interest	13	16
Expenses depreciation	17,540	12,822
Short-term leases	394
Leases for which the underlying asset is of low value	55	18
Computer equipment
LEASES
Financial interest	4,289	2,381
Expenses depreciation	18,717	13,606
Leases for which the underlying asset is of low value	8,649	5,103
Furniture and fixtures
LEASES
Financial interest	45	97
Expenses depreciation	1,066	969
Short-term leases	1,015	875
Leases for which the underlying asset is of low value	$ 2,685	$ 1,193